Net Income and Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other Income and Expenses
a.	Other income and expenses

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Loss on disposal of property, plant and equipment	$(109)	$(48)	$(107)
Impairment loss on property, plant and equipment	(138)	(596)	—
Reversal of impairment loss on investment properties	142	148	11
Loss on disposal of intangible assets	—	—	—
Impairment loss on intangible assets	—	—	(9)
	$(105)	$(496)	$(105)

Other Income
b.	Other income

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Dividend income	$218	$391	$328
Rental income	38	41	61
Income from Piping Fund	202	202	—
Others	192	438	447
	$650	$1,072	$836

Other Gains and Losses
c.	Other gains and losses

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Net foreign currency exchange gains (losses)	$63	$181	$(88)
Gain on disposal of financial instruments	—	—	3
Valuation gain (loss) on financial assets and liabilities at fair value through profit or loss, net	—	(1)	1
Gain (loss) on disposal of investments accounted for using equity method	4	(2)	—
Impairment loss on investments accounted for using equity method	(8)	—	—
Impairment loss on available-for-sale financial assets	(107)	(577)	—
Others	(180)	(49)	(48)
	$(228)	$(448)	$(132)

Impairment Loss (Reversal of Impairment Loss) on Financial Instruments and Non-financial Assets
d.	Impairment loss (reversal of impairment loss) on financial instruments

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$480	$943	$578
Other receivables	$39	$(2)	$65
Available-for-sale financial assets	$107	$577	$—
e.	Impairment loss (reversal of impairment loss) on non-financial assets

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Inventories	$198	$192	$52
Property, plant and equipment	$138	$596	$—
Investments accounted for using equity method	$8	$—	$—
Investment properties	$(142)	$(148)	$(11)
Intangible assets	$—	$—	$9

Depreciation and Amortization Expenses
f.	Depreciation and amortization expenses

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$30,350	$29,087	$28,143
Investment properties	18	19	21
Intangible assets	3,080	3,379	3,766
Total depreciation and amortization expenses	$33,448	$32,485	$31,930
Depreciation expenses summarized by functions
Operating costs	$28,292	$27,214	$26,402
Operating expenses	2,076	1,892	1,762
	$30,368	$29,106	$28,164
Amortization expenses summarized by functions
Operating costs	$2,742	$3,042	$3,473
Marketing expenses	178	173	154
General and administrative expenses	116	126	104
Research and development expenses	44	38	35
	$3,080	$3,379	$3,766

Employee Benefit Expenses
g.	Employee benefit expenses

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Post-employment benefit
Defined contribution plans	$489	$544	$594
Defined benefit plans	2,914	2,822	2,834
	3,403	3,366	3,428
Share-based payment
Equity-settled share-based payment	36	17	22
Other employee benefit
Salaries	25,526	25,985	25,760
Insurance	2,643	2,652	2,748
Others	15,717	15,730	15,449
	43,886	44,367	43,957
Total employee benefit expenses	$47,325	$47,750	$47,407
Summary by functions
Operating costs	$25,320	$25,190	$24,725
Operating expenses	22,005	22,560	22,682
	$47,325	$47,750	$47,407

	2015	2016
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,928	$1,702
Remuneration paid to the directors	45	42

Reclassification Adjustments of Other Comprehensive Income (Loss)
h.	Reclassification adjustments of other comprehensive income (loss)

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Unrealized gain (loss) on available-for-sale financial assets
Arising during the year	$(671)	$(721)	$605
Reclassification adjustments
Upon disposal	—	—	—
Upon impairment	26	577	—
	$(645)	$(144)	$605
Cash flow hedges
Gain arising during the year	$18	$15	$3
Reclassification adjustments included in profit or loss	1	(1)	(2)
Adjusted against the carrying amount of hedged items	(18)	(15)	(2)
	$1	$(1)	$(1)